RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY DISCLOSURES
Schedule of related party transactions

Relationship	Nature of transaction	2022	2023	2024
		USD’000	USD’000	USD’000
Related companies controlled by the Controlling Shareholders	Purchase of condiment products and instant hot pot products	12,057	13,712	16,576
Related companies controlled by the Controlling Shareholders	Interest expenses	3,829	—	—
Related companies controlled by the Controlling Shareholders	Office expenses charges	245	—	—

Relationship	Nature of transaction	2022	2023	2024
		USD’000	USD’000	USD’000
Related companies controlled by the Controlling Shareholders	Interest income	224	—	—

Relationship	Nature of transaction	2022	2023	2024
		USD’000	USD’000	USD’000
Related companies controlled by the Controlling Shareholders	Disposal of a subsidiary	—	605	—

Schedule of remuneration of key management personnel of the group

	2022	2023	2024
	USD’000	USD’000	USD’000
Directors’ fee	—	180	215
Short-term employee benefits	1,348	1,324	1,554
Performance related bonuses	263	1,464	1,616
Retirement benefit scheme contributions	10	74	96
	1,621	3,042	3,481